Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments Currency [Abstract]
Brazilian Real	R$ 166,743,410	R$ 137,420,134	R$ 134,037,665
US dollar	8,690,005	11,665,952	9,107,513
Euro	0	0	680,109
Total	R$ 175,433,415	R$ 149,086,086	R$ 143,825,287